Operating Leases (Details) - Schedule of weighted average remaining lease terms and discount rates for all of operating leases for discontinued operations	Jul. 31, 2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	10 years 2 months 15 days
Weighted average discount rate	4.90%